Fair Value Measurements	12 Months Ended
Mar. 31, 2011
Fair Value Measurements
Fair Value Measurements

15. FAIR VALUE MEASUREMENTS

The following table presents the Company's financial assets and financial liabilities that are measured at fair value on a recurring basis:

(¥ in millions)
At March 31:	Level 1	Level 2	Level 3	Total
2011:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥34,839	¥—	¥—	¥34,839
Other equity securities	55,634	—	—	55,634
Derivatives:
Foreign exchange contracts	—	392	—	392

Total assets	¥90,473	¥392	¥—	¥90,865

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥593	¥—	¥593
Interest rate swap contracts	—	1,365	—	1,365
Cross-currency interest rate swap contracts	—	2,539	—	2,539

Total liabilities	¥—	¥4,497	¥—	¥4,497

2010:
Assets:
Available-for-sale securities:
Equity securities of financial institutions	¥44,186	¥—	¥—	¥44,186
Other equity securities	54,985	—	—	54,985
Derivatives:
Foreign exchange contracts	—	16	—	16

Total assets	¥99,171	¥16	¥—	¥99,187

Liabilities:
Derivatives:
Foreign exchange contracts	¥—	¥474	¥—	¥474
Interest rate swap contracts	—	2,764	—	2,764
Cross-currency interest rate swap contracts	—	2,616	—	2,616

Total liabilities	¥—	¥5,854	¥—	¥5,854

Available-for-sale securities are valued using a quoted price for identical instruments in active markets. Derivatives are valued using observable market inputs from major international financial institutions.